SEGMENT INFORMATION - Schedule of Segment Reporting Information used by CODM (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Cash	$ 256,897		$ 2,232	$ 256,897		$ 856,131
Investments held in Trust Account	236,580,243		0	236,580,243		232,460,533
General and administrative expenses	723,227	$ 236,916	44,737	3,244,511	$ 276,512	718,934
Interest income earned on investments held in Trust Account	$ 2,075,700	$ 1,733,912	$ 0	$ 4,119,710	$ 1,733,912	$ 6,335,533